Note 3 - Securities (Detail) - Securities by Contractual Maturity (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due in one year or less	$ 2,230,260
Due in one year or less	2,262,552
Due after one year through five years	12,626,401
Due after one year through five years	12,793,810
Due after five years through ten years	26,729,021
Due after five years through ten years	27,864,985
Due after ten years	129,918,130
Due after ten years	134,158,562
Other securities having no maturity date	501,888
Other securities having no maturity date	527,856
Total	172,005,700	146,504,395
Total	$ 177,607,765	$ 151,955,957